Customer Deposits - Summary of Customer Deposits Segregation (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Customer Deposits [Line Items]
Cash and cash equivalents - customer deposits	$ 621,924	$ 721,076	[1]	$ 510,323
Current investments - customer deposits (note 13)	109,017	103,153	[1]
Customer Deposits
Disclosure Of Customer Deposits [Line Items]
Cash and cash equivalents - customer deposits	300,916	328,223	[1]
Total	409,933	431,376
Customer deposits liability	$ 409,390	$ 423,739	[1]

[1]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.